Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss before provision for income taxes	$ (5,059)	$ (7,221)	$ (22,195)	$ (29,200)
UNITED STATES
Loss before provision for income taxes			(22,215)	(27,984)
Non-US [Member]
Loss before provision for income taxes			$ 20	$ (1,216)